Gain (Loss) on Dispositions, Net (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended								12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds											$ 44,894	$ 27,996	$ 33,341
Gain (Loss) on Dispositions, Net											10,502	3,411	12,548
Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Gain (Loss) on Dispositions, Net											3,600	(1,900)	1,300
FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Gain (Loss) on Dispositions, Net											$ 6,900	5,400	$ 11,200
FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Gain (Loss) on Dispositions, Net												$ (100)
Navion Stavanger | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds			$ 9,915
Gain (Loss) on Dispositions, Net			$ (2)
Navion Anglia | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds				$ 6,144
Gain (Loss) on Dispositions, Net				$ 1,397
Dampier Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					$ 3,970
Gain (Loss) on Dispositions, Net					3,970
Navion Oceania | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					10,618
Gain (Loss) on Dispositions, Net					2,576
Navion Oslo | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					3,160
Gain (Loss) on Dispositions, Net					(29)
Stena Natalita | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					8,198
Gain (Loss) on Dispositions, Net					(299)
Apollo Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					2,889	$ 9,559
Gain (Loss) on Dispositions, Net	$ 2,900	$ 5,400			$ 2,889	$ 5,380
Navion Bergen | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds							$ 3,385
Gain (Loss) on Dispositions, Net							$ (19)
HiLoad DP unit | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds								$ 0
Gain (Loss) on Dispositions, Net								$ (1,388)
Petrojarl Cidade de Rio das Ostras | FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds									$ 2,282
Gain (Loss) on Dispositions, Net									(92)
Navion Hispania | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds									6,715
Gain (Loss) on Dispositions, Net									(385)
Stena Sirita | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds									6,055
Gain (Loss) on Dispositions, Net									$ (85)
Pattani Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds										$ 15,741
Gain (Loss) on Dispositions, Net										11,213
Alexita Spirit | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds										8,700
Gain (Loss) on Dispositions, Net										835
Nordic Spirit | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds										8,900
Gain (Loss) on Dispositions, Net										$ 500